Commitments and contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Dec. 31, 2013
Future minimum lease payments under all non-cancelable operating leases
2014	$ 579,495
2015	535,349
2016	485,040
2017	491,920
2018	499,122
2019 and thereafter	2,742,217
Total	$ 5,333,143